Income Taxes - Net Operating Loss Carryforward (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Reduction of the deferred tax asset due to uncertain tax positions	$ 0.5
Maximum
Operating Loss Carryforwards [Line Items]
Accrued total penalties and interest	0.1	$ 0.1
Federal
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	127.5	37.1
State
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	23.0	5.2
Foreign
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 0.6	$ 0.6